ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Financing Activities (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of financing activities
Beginning of year	$ 127,061,673	$ 15,897,321	$ 68,328,906
Inflows	9,786,093,565	463,878,863	394,852,347
Outflows	(9,268,705,601)	(366,147,038)	(455,813,021)
Other non-cash movements	23,506,591	13,432,527	8,529,089
End of year	667,956,228	127,061,673	15,897,321
Unsubordinated debt securities
Reconciliation of financing activities
Beginning of year	67,297,539		5,008,190
Inflows	459,315,760	68,527,449	98,980
Outflows	(355,803,167)	(3,081,005)	(5,107,170)
Other non-cash movements	4,056,266	1,851,095
End of year	174,866,398	67,297,539
Financing received from the Argentine Central Bank and other financial institutions
Reconciliation of financing activities
Beginning of year	51,695,858	7,711,558	49,328,858
Inflows	9,326,777,805	395,351,414	394,753,367
Outflows	(8,897,679,921)	(351,367,114)	(436,370,667)
End of year	480,793,742	51,695,858	7,711,558
Lease Liabilities
Reconciliation of financing activities
Beginning of year	8,068,276	8,185,763	13,991,858
Outflows	(15,222,513)	(11,698,919)	(14,335,184)
Other non-cash movements	19,450,325	11,581,432	8,529,089
End of year	$ 12,296,088	$ 8,068,276	$ 8,185,763